Basis of Preparation - Additional Information (Detail) $ in Thousands	Jan. 01, 2019 CAD ($)
Disclosure of Basis of Preparation [Line Items]
Discount rate used on lease liabilities	5.60%
IFRS 16 [Member]
Disclosure of Basis of Preparation [Line Items]
Cumulative effect on retained earnings	$ 5,962